Commitments and Contingencies (Details 1) $ in Millions	Dec. 31, 2014 USD ($)
Future minimum rental commitments
Rent commitment, 2015	$ 152
Rent commitment, 2016	120
Rent commitment, 2017	109
Rent commitment, 2018	99
Rent commitment, 2019	92
Rent commitment, 2020 and beyond	162
Rent commitment, Total	734
Sublease income, 2015	(12)
Sublease income, 2016	(12)
Sublease income, 2017	(11)
Sublease income, 2018	(12)
Sublease income, 2019	(12)
Sublease income, 2020 and beyond	(5)
Sublease income, Total	(64)
Net rent, 2015	140
Net rent, 2016	108
Net rent, 2017	98
Net rent, 2018	87
Net rent, 2019	80
Net rent, 2020 and beyond	157
Net rent, Total	$ 670